Other income / (expense), net (Tables)	12 Months Ended
Dec. 31, 2021
Other Income And Expenses [Abstract]
Schedule of the summary of amounts recorded in Other (expense) / income, net

A summary of the amounts recorded in Other income / (expense), net is as follows:

	For the year ended December 31,
	2021	2020	2019
Foreign exchange gain / (loss)	$7,122	$(19,280)	$(3,301)
Fair value gain on contingent consideration receivable	13,443	9,831	27,274
Fair value gain / (loss) on derivative instruments	8,585	(22,463)	(17,325)
Interest expense, net, on related party balances	—	(1,554)	(8,457)
Fair value gain on warrant liability	222,611	—	—
Other	(12,100)	(7,339)	(12,105)
Other income / (expense), net	$239,661	$(40,805)	$(13,914)